Statements Of Operations - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVESTMENT INCOME:
Interest income		$ 3,656,672	$ 3,066,530	$ 1,749,536
EXPENSES:
Brokerage and custodial fees		8,081,248	9,946,220	12,462,252
Administrative expenses		1,178,834	1,041,158	1,440,217
Custody fees and other expenses		30,206	34,453	40,692
Management fees		637,980	560,465	541,502
Total expenses		9,928,268	11,582,296	14,484,663
Managing Owner commission rebate to unitholders		(560,036)	(627,923)	(745,218)
Net expenses		9,368,232	10,954,373	13,739,445
NET INVESTMENT LOSS		(5,711,560)	(7,887,843)	(11,989,909)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts		16,115,827	(3,142,047)	25,845,691
Foreign exchange translation		(211,280)	68,661	511,894
Net change in unrealized:
Futures and forward currency contracts		(3,823,580)	6,765,880	(8,095,337)
Foreign exchange translation		153,688	(292,665)	422,183
Net gains (losses) from U.S. Treasury notes:
Realized		31,264	9,227	(4,782)
Net change in unrealized		168,451	211,261	(141,582)
Total net realized and unrealized gains		12,434,370	3,620,317	18,538,067
NET INCOME (LOSS)		6,722,810	(4,267,526)	6,548,158
LESS PROFIT SHARE TO MANAGING OWNER		348,815	68,133	308,026
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) MANAGING OWNER		6,373,995	(4,335,659)	6,240,132
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) MANAGING OWNER		$ 3,091,712	$ (5,270,031)	$ 3,900,500
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders		$ 31.04	$ (32.83)	$ 22.18
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) MANAGING OWNER				$ 406
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	[1]			$ 60.16
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) MANAGING OWNER		$ 2,003,474	$ 484,718	$ 1,455,608
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders		$ 102.40	$ 26.88	$ 81.99
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) MANAGING OWNER		$ 758,380	$ 266,847	$ 510,072
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders		$ 187.76	$ 72.59	$ 156.87
Series 5 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) MANAGING OWNER		$ 168,071	$ 46,702
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	[2]	$ 86.11	$ 89.56

[1]	For the eight months ended August 31, 2017, date of full redemption.
[2]	Series 5 Units were first issued on April 1, 2018.